UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03614

Exact name of registrant as specified in charter:	Oppenheimer Rochester Fund Municipals

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	12/31

Date of reporting period:	07/01/2013-06/30/2014

Item 1.

FORM N-PX

ICA File Number:  811-03614

Registrant Name:  Oppenheimer Rochester Fund Municipals

Reporting Period:  07/01/2013 - 06/30/2014

Oppenheimer Rochester Fund Municipals

DUTCHESS COUNTY NY INDL DEV AGY Meeting Date: APR 23, 2014 Record Date: MAR 17, 2014 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 267041FF3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To Accept The Plan	Management	None	For
2	Opt Out Release	Management	None	Against

NEW YORK NY CITY INDL DEV AGY Meeting Date: JUL 29, 2013 Record Date: MAY 01, 2013 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 64971SAA7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	The Plan	Management	None	For
2	Mark For if you Answer: Yes - I am an American Citizen. Mark Against if you Answer: No - I am not an American Citizen	Management	None	For

NEW YORK NY CITY INDL DEV AGY Meeting Date: JUL 29, 2013 Record Date: MAY 01, 2013 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 64971SAB5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	The Plan	Management	None	For
2	Mark For if you Answer: Yes - I am an American Citizen. Mark Against if you Answer: No - I am not an American Citizen	Management	None	For

NEW YORK NY CITY INDL DEV AGY Meeting Date: JUL 29, 2013 Record Date: MAY 01, 2013 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 64971SAT6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	The Plan	Management	None	For
2	Mark For if you Answer: Yes - I am an American Citizen. Mark Against if you Answer: No - I am not an American Citizen	Management	None	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Rochester Fund Municipals

By:	William F. Glavin, Jr.*
William F. Glavin, Jr.,
President and Principal Executive Officer

Date: August 22, 2014

*By:	/s/ Lisa Bloomberg
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Lisa Bloomberg, Attorney in Fact